Segment Information (Summary of Financial Information on Segments) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [Line Items]
GROSS MARGIN	$ 15,424	$ 9,409
Net sales	37,012	26,861
Cost of goods sold	21,588	17,452
Sales	37,884	27,712
Freight, transportation and distribution	872	851
Selling expense	3,414	3,142
General and administrative expense	565	477
Provincial mining taxes	1,149	466
Share-based compensation expense	63	198
Impairment of assets (Note 13 and 14)		(33)
Other expenses (income)	204	312
Earnings (loss) before finance costs	10,809	4,781
Depreciation and amortization	(2,012)	(1,951)
EBITDA	12,821	6,732
Integration and restructuring costs	46	43
Covid 19 Related Expenses	8	45
Foreign exchange loss, net of related derivatives	31	39
Gain on disposal of investment	19	0
Adjusted EBITDA	12,170	7,126
Assets	54,586	49,954
Cloud computing transition adjustment	0	36
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	780
Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	37,884	27,712
Retail [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	5,179	4,600
Net sales	21,350	17,734
Cost of goods sold	16,171	13,134
Sales	21,350	17,734
Freight, transportation and distribution	0	0
Selling expense	3,392	3,124
General and administrative expense	200	168
Provincial mining taxes	0	0
Share-based compensation expense	0	0
Impairment of assets (Note 13 and 14)		0
Other expenses (income)	29	86
Earnings (loss) before finance costs	1,558	1,222
Depreciation and amortization	752	706
EBITDA	2,310	1,928
Integration and restructuring costs	2	10
Covid 19 Related Expenses	0	0
Foreign exchange loss, net of related derivatives	0	0
Gain on disposal of investment	19
Adjusted EBITDA	2,293	1,939
Assets	24,451	22,387
Cloud computing transition adjustment		1
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0
Retail [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	21,266	17,665
Potash [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	6,499	2,751
Net sales	7,899	4,036
Cost of goods sold	1,400	1,285
Sales	8,199	4,407
Freight, transportation and distribution	300	371
Selling expense	10	9
General and administrative expense	9	8
Share-based compensation expense	0	0
Impairment of assets (Note 13 and 14)		(7)
Other expenses (income)	5	22
Earnings (loss) before finance costs	5,326	2,239
Depreciation and amortization	443	488
EBITDA	5,769	2,727
Integration and restructuring costs	0	0
Covid 19 Related Expenses	0	0
Foreign exchange loss, net of related derivatives	0	0
Gain on disposal of investment	0
Adjusted EBITDA	5,769	2,736
Assets	13,921	13,148
Cloud computing transition adjustment		2
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0
Potash [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	7,600	4,021
Nitrogen [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	3,281	1,726
Net sales	7,533	4,689
Cost of goods sold	4,252	2,963
Sales	8,048	5,137
Freight, transportation and distribution	515	448
Selling expense	28	24
General and administrative expense	17	15
Provincial mining taxes	0	0
Share-based compensation expense	0	0
Impairment of assets (Note 13 and 14)		(22)
Other expenses (income)	(137)	(64)
Earnings (loss) before finance costs	3,373	1,729
Depreciation and amortization	558	557
EBITDA	3,931	2,286
Integration and restructuring costs	0	0
Covid 19 Related Expenses	0	0
Foreign exchange loss, net of related derivatives	0	0
Gain on disposal of investment	0
Adjusted EBITDA	3,931	2,308
Assets	11,807	11,093
Cloud computing transition adjustment		0
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0
Nitrogen [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	6,755	4,216
Phosphate [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	493	421
Net sales	2,377	1,829
Cost of goods sold	1,884	1,408
Sales	2,620	2,046
Freight, transportation and distribution	243	217
Selling expense	7	6
General and administrative expense	13	11
Provincial mining taxes	0	0
Share-based compensation expense	0	0
Impairment of assets (Note 13 and 14)		(4)
Other expenses (income)	67	15
Earnings (loss) before finance costs	1,186	385
Depreciation and amortization	188	151
EBITDA	1,374	536
Integration and restructuring costs	0	0
Covid 19 Related Expenses	0	0
Foreign exchange loss, net of related derivatives	0	0
Gain on disposal of investment	0
Adjusted EBITDA	594	540
Assets	2,661	1,699
Cloud computing transition adjustment		0
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	780
Phosphate [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	2,263	1,810
Corporate and Others Segment [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	0	0
Net sales	0	0
Cost of goods sold	0	0
Sales	0	0
Freight, transportation and distribution	0	0
Selling expense	(1)	(21)
General and administrative expense	326	275
Provincial mining taxes	0	0
Share-based compensation expense	63	198
Impairment of assets (Note 13 and 14)		0
Other expenses (income)	227	253
Earnings (loss) before finance costs	(615)	(705)
Depreciation and amortization	71	49
EBITDA	(544)	(656)
Integration and restructuring costs	44	33
Covid 19 Related Expenses	8	45
Foreign exchange loss, net of related derivatives	31	39
Gain on disposal of investment	0
Adjusted EBITDA	(398)	(308)
Assets	2,622	2,266
Cloud computing transition adjustment		33
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0
Corporate and Others Segment [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Retail Site [Member]
Disclosure of operating segments [Line Items]
Foreign exchange loss, net of related derivatives	31	42
Eliminations [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	(28)	(89)
Net sales	(2,147)	(1,427)
Cost of goods sold	(2,119)	(1,338)
Sales	(2,333)	(1,612)
Freight, transportation and distribution	(186)	(185)
Selling expense	(22)	0
General and administrative expense	0	0
Provincial mining taxes	0	0
Share-based compensation expense	0	0
Impairment of assets (Note 13 and 14)		0
Other expenses (income)	13	0
Earnings (loss) before finance costs	(19)	(89)
Depreciation and amortization	0	0
EBITDA	(19)	(89)
Integration and restructuring costs	0	0
Covid 19 Related Expenses	0	0
Foreign exchange loss, net of related derivatives	0	0
Gain on disposal of investment	0
Adjusted EBITDA	(19)	(89)
Assets	(876)	(639)
Cloud computing transition adjustment		0
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0
Eliminations [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	$ 0	$ 0